Taxes (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ 56,149	¥ 398,951	¥ 50,007
Deferred	(412,578)	(2,931,447)	943,920
Benefit of income taxes	$ (356,429)	¥ (2,532,496)	¥ 993,927